UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12-31-2010

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Douglas E. Schaller
Address:  Schaller Investment Group Inc.
          324 Indera Mills Court
          Winston-Salem, NC  27101

Form 13F File Number: 028-11085

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Douglas E. Schaller
Title:   President
Phone:   336-774-1515

Signature, Place, and Date of Signing:

      /s/ Douglas E. Schaller        Winston-Salem, NC         02-07-11
      -----------------------        -----------------        ----------
          [Signature]                 [City, State]             [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      23

Form 13F Information Table Value Total:  $   98,617
                                         -----------
                                         (thousands)

                           SCHALLER INVESTMENT GROUP
                                    FORM 13F
                                      SEC
                               December 31, 2010

                                                                                                               Voting Authority
                                                                                                          --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared    None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACE LIMITED                    COM              h0023r105   3112     50000  SH       Sole                    50000
Bank of America                COM              060505104   4020    301318  SH       Sole                   301318
Berkshire Hthwy CL B           COM              084670207  14667    183084  SH       Sole                   183084
EVEREST RE GROUP LTD           COM              g3223r108   3393     40000  SH       Sole                    40000
Expeditors Intl Wash           COM              302130109   3131     57345  SH       Sole                    57345
Freeport McMoran               COM              35671d857    300      2500  SH       Sole                     2500
Goldman Sachs Group            COM              38141g104   1746     10380  SH       Sole                    10380
HOWARD HUGHES CORP             COM              44267d107   5714    105000  SH       Sole                   105000
Homefed                        COM              43739d307   2941    134927  SH       Sole                   134927
Imperial Metals Corp           COM              452892102   7759    294000  SH       Sole                   294000
JC Penney                      COM              708160106   5316    164535  SH       Sole                   164535
Johnson & Johnson              COM              478160104   3317     53628  SH       Sole                    53628
Leucadia                       COM              527288104   5554    190350  SH       Sole                   190350
McDonalds                      COM              580135101  11939    155540  SH       Sole                   155540
Metro Bancorp                  COM              59161r101   2128    193250  SH       Sole                   193250
Republic First Bancorp         COM              760416107   5054   2071453  SH       Sole                  2071453
Ritchie Bros.                  COM              767744105   2640    114530  SH       Sole                   114530
Target                         COM              87612e106   2252     37460  SH       Sole                    37460
WR Berkley                     COM              084423102   7764    283575  SH       Sole                   283575
Walgreen                       COM              931422109   4572    117350  SH       Sole                   117350
Wells Fargo                    COM              949749610    201      6500  SH       Sole                     6500
CALL BAC 02/19/11 13 BAN                                     440      5000  SH       Sole                     5000
WTS TALBOTS INC                                 874161110    655    500000  SH       Sole                   500000
REPORT SUMMARY                 23 DATA RECORDS             98617            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED